COMMITMENTS AND CONTINGENCIES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 01, 2011
Indemnification [Abstract]
Receivable related to indemnification	$ 3,500		$ 3,500		$ 3,600	$ 3,900
Current liabilities	400		400		400	400
Long-term liabilities	3,100		3,100		3,200	3,500
Product claim liabilities	223		223		193	216
Multiemployer pension plan withdrawal liability	2,675		2,675		2,854	3,079
Other	582		582		572	602
Liabilities for contingency	3,480		3,480		3,619	3,897
Warranty claims [Abstract]
Warranty liabilities, Current	7,892		7,892		7,677	9,375
Warranty liabilities , Noncurrent	29,756		29,756		30,935	32,405
Environmental [Abstract]
Environmental remediation estimate			1,800		1,800
Environmental liability within current liabilities	300		300		500
Environmental liability within other long-term liabilities	1,500		1,500		1,300
Warranty claims [Member]
Change in the Company's warranty liabilities [Roll Forward]
Balance, beginning of period	37,510		38,612	41,780	41,780	43,398	45,653	40,777
Warranty expense during period	2,992	1,256	7,386	5,450	7,359	11,364	12,783
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)	(10,527)	(12,982)	(15,038)
Balance, end of period	$ 37,648	$ 39,085	$ 37,648	$ 39,085	$ 38,612	$ 41,780	$ 43,398	$ 40,777